Taxation	12 Months Ended
Dec. 31, 2022
Taxation
Taxation

13.   Taxation

For the years ended December 31, 2022, 2021 and 2020 the Group recognized income tax expense in the amount of 3,760, 1,127 and 862 respectively.

The applicable tax rate used for reconciliation of the effective tax rate, below, is 12.5%, which is the tax rate enacted in Cyprus, the place where our revenue is mainly generated, at the end of the reporting period. The holding company is established in British Virgin Islands which have a zero-rated income tax regime.

(a)Cyprus IP box regime

In 2012, the government of Cyprus introduced a regime applicable to Intellectual Property (IP) (the ‘Old IP Regime’). The provisions of the Old IP regime allow for an 80% deemed deduction on royalty income and capital gains upon disposal of IP, owned by Cypriot resident companies (net of any direct expenses and amortization amounts over a 5- year period), bringing the effective tax rate on eligible IP income down to 2.5%.

In 2016, the House of Representatives passed amendments to the Income Tax Law (the ‘New IP Regime’) in order to align the current Cyprus IP tax legislation with the provisions of Action 5 of the OECD’s Base Erosion and Profit Shifting (BEPS) project. The amendments apply retroactively, from July 1, 2016, but according to transitional arrangements, companies benefiting from the Old IP Regime could continue to apply its provisions until June 30, 2021, as long as the IP assets either generated income or their development was completed as at June 30, 2016. Therefore, the Group continued to benefit from the Old IP Regime up to June 30, 2021.

Starting from July 1, 2021, the Group applies the provisions of the New IP Regime, which are based on the nexus approach. According to the nexus approach, for an intangible asset to qualify for the benefits of the regime, there needs to be a direct link between the qualifying income and the qualifying expenses contributing to that income. An amount equal to 80% of the qualifying profits earned from qualifying intangible assets are excluded from the taxable profit, bringing the effective tax rate on eligible IP income down to 2.5%. Under both the Old and the New IP Regimes, in case a loss arises instead of profit, the amount of loss that can be set off is limited to 20%. The respective tax loss can be carried forward and utilized for the period of 5 years. Ending of the Old IP Box regime on June 30, 2021 and transition to the New IP Regime does not affect the amount of income tax recognized at December 31, 2022, nor is it expected to increase the Group’s future current tax charge significantly.

(b)Reconciliation of the effective tax rate

The reconciliation of the effective tax rate to a statutory tax rate is presented in a table below:

	2022	2021	2020
Profit/(loss) before income tax	11,170	(116,317)	111
Tax calculated at the applicable tax rate	(1,396)	14,545	(15)
Effect of different tax rates in other countries	146	82	(9)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(15,004)	(14,665)	401
Tax effect of deductions under special tax regimes	11,620	169	(624)
Tax effect of tax losses brought forward	2,011	395	230
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(372)	(637)	—
Other	(765)	(1,016)	(845)
Income tax expense	(3,760)	(1,127)	(862)

Income tax liability as at the balance sheet date is 4,250 and includes an amount of 822 recognized for certain tax uncertainties and risks regarding the determination of taxable income resulting from the acquisition of Lightmap Ltd.

(c)Uncertainty over the income tax treatment and unrecognized deferred tax asset

Starting from January 1, 2019 the Group has changed its tax reporting principles, judgments and estimates in a few areas including, among others, revenue recognition for in-game purchases and software development costs, which resulted in a substantial amount of revenues related to in-game purchases made by Group’s consumers in 2019 being deferred to 2020 and beyond (see Note 26 for details), as well as software development costs being expensed as incurred. As a consequence, the Company’s major operating subsidiary has booked substantial tax losses in 2019, 2020 and 2021.

Tax losses may be carried forward for five years. Group companies may deduct losses against profits arising during the same tax year. As at December 31, 2022 the Group did not recognize a deferred tax asset of 41 resulting from the tax losses reported in 2021, because of the uncertainties regarding the Group’s ability to use the losses carried forward against the taxable profits in the future (as at December 31, 2021: 1,527, as at December 31, 2020: 1,440). Tax losses for which no deferred tax asset was recognized mainly expire in 2025 and 2026.

(d)Prepaid tax

Prepaid tax amount is represented by the overpaid corporate income tax by Nexters Global Ltd. The Company plans to offset this amount against the tax liability for the year 2022. Prior to the offset of the amount the tax authorities have to examine our tax accounts. The examination is still in process as at the date of issue of these consolidated financial statements.